Notes Payable - Schedule of Maturities of Long Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Maturities Of Long Term Debt [Line Items]
2026	$ 6,972
2027	17,476
2028	3,749
2029	4,966
2030	5,112
Thereafter	22,217
Total	60,492	$ 56,237
Credit Agreement
Maturities Of Long Term Debt [Line Items]
2026	4,250
2027	14,186
Total	18,436	36,436
Other Debt
Maturities Of Long Term Debt [Line Items]
2026	2,722
2027	3,290
2028	3,749
2029	4,966
2030	5,112
Thereafter	22,217
Total	$ 42,056	$ 19,801